Investment Objectives and Goals	Mar. 10, 2026
Pacer S&P 500 3AI Top 100 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer S&P 500 3AI Top 100 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer S&P 500 3AI Top 100 ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the S&P 500 3AI Top 100 Index (the “Index”).

Pacer S&P World 3AI Top 300 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Pacer S&P World 3AI Top 300 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Pacer S&P World 3AI Top 300 ETF (the “Fund”) is an exchange traded fund (“ETF”) that seeks to track the total return performance, before fees and expenses, of the S&P World 3AI Top 300 Index (the “Index”).